Equity Method Investments (Tables)	12 Months Ended
Mar. 31, 2025
Equity Method Investments [Abstract]
Schedule of Balance Sheet and Income Statement Information for Joint Ventures

The following table provides summarized balance sheet and income statement information for Joint Ventures:

	KC-Glory JV	KC-Geotech JV	KC-CRFG JV	Total
	As of March 31, 2025
Current assets	$1,748,391	$247,932	$1,188,208	$3,184,531
Non-current assets	-	-	-	-
Current liabilities	1,436,946	271,864	370,751	2,079,561
Non-current liabilities	-	-	-	-
Equity (Deficit)	$311,445	$(23,932)	$817,457	$1,104,970

	Year ended March 31, 2025
Total revenues	$-	$641	$4,828,815	$4,829,456
Net (loss)/profit	$(64)	$7,168	$5,443	$12,547

	KC-Glory JV	KC-Geotech JV	KC-CRFG JV	Total
	As of March 31, 2024
Current assets	$1,738,383	$308,899	$1,360,265	$3,407,547
Non-current assets	-	-	-	-
Current liabilities	1,428,665	339,831	552,929	2,321,425
Non-current liabilities	-	-	-	-
Equity (Deficit)	$309,718	$(30,932)	$807,336	$1,086,122

	Year ended March 31, 2024
Total revenues	$338,797	$2,372,250	$7,070,849	$9,781,896
Net loss	$(174)	$(68,814)	$4,011	$(64,977)

Schedule of Equity Method Investment in Joint Ventures

The following table summarizes the activity of the Company’s equity method investment in joint ventures:

Total
Balance at March 31, 2023	$1,340,257
Company’s share in net loss recognized during the year	(33,780)
Exchange difference	4,533
Balance at March 31, 2024	1,311,010
Company’s share in net profit recognized during the year	5,528
Exchange difference	7,591
Balance at March 31, 2025	$1,324,129